Taxes - Schedule of Reconciles the Japan Statutory Rates to the Group’s Effective Tax Rate (Details)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Reconciles the Japan Statutory Rates to the Group’s Effective Tax Rate [Abstract]
Japan statutory income tax rate	34.59%	34.59%	34.59%
Tax rate difference in non-Japan subsidiaries	(21.72%)	(6.82%)
Non-deductible expenses	0.06%		0.51%
Change in valuation allowance	0.16%	(0.70%)
Effective tax rate	13.09%	27.07%	35.10%